Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Income Statement) (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 1,344,564	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Operating expenses:
Direct operating expenses	578,519	649,983	648,409	644,870	597,688	678,769	651,413	635,528	599,310	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses	416,188	419,800	427,259	418,928	414,636	420,012	408,684	408,399	401,833	1,680,623	1,638,928	1,660,289
Corporate expenses	77,288	87,227	78,202	82,197	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Depreciation and amortization	170,453	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charge		19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Other operating income (expense), net	(8,974)	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income (loss)	93,142	347,770	347,436	303,567	82,813	332,526	266,707	320,221	81,328	1,081,586	1,000,782	1,070,050
Interest (income) expense, net	441,771	437,261	432,616	440,605	431,114	418,014	438,404	407,508	385,525	1,741,596	1,649,451	1,549,023
Gain (loss) on marketable securities	579	0	0	0	0	(50)	31	130,898	0	0	130,879	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	331	(29)	3,955	(16)	(13,326)	(91,291)	3,983	5,971	3,641	(9,416)	(77,696)	18,557
Gain (loss) on extinguishment of debt	(2,201)	12,912	(4,840)	(47,503)	(3,916)	(83,980)	0	0	(3,888)	(43,347)	(87,868)	(254,723)
Other income (expense), net	19,891	(7,211)	2,617	12,157	1,541	(4,591)	1,709	(18,098)	(1,000)	9,104	(21,980)	250
Income (loss) before income taxes	(330,029)	(83,819)	(83,448)	(172,400)	(364,002)	(265,400)	(165,974)	31,484	(305,444)	(703,669)	(705,334)	(719,469)
Income tax benefit (expense)	(56,605)	33,654	(24,376)	621	(68,388)	(36,833)	73,802	(11,477)	96,325	(58,489)	121,817	308,279
Consolidated net income (loss)	(386,634)	(50,165)	(107,824)	(171,779)	(432,390)	(302,233)	(92,172)	20,007	(209,119)	(762,158)	(583,517)	(411,190)
Less amount attributable to noncontrolling interest	(1,668)	17,923	7,028	14,852	(8,200)	6,994	9,683	12,805	(6,116)	31,603	23,366	13,289
Net income (loss) attributable to the Company	(384,966)	$ (68,088)	$ (114,852)	$ (186,631)	(424,190)	$ (309,227)	$ (101,855)	$ 7,202	$ (203,003)	(793,761)	(606,883)	(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(82,159)				(2,217)					(121,878)	(33,001)	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	822				1,084					327	16,576	23,103
Unrealized holding gain on cash flow derivatives										0	48,180	52,112
Other adjustments to comprehensive income (loss)	(1,154)				3,309					(11,438)	6,732	1,135
Reclassification adjustment for realized gain (loss) on securities included in net loss										3,317	(83,752)	2,045
Equity in subsidiary comprehensive income (loss)										0	0	0
Comprehensive income (loss)	(467,457)				(422,014)					(923,433)	(652,148)	(305,842)
Less amount attributable to noncontrolling interest	(6,353)				(2,963)					(21,080)	(2,476)	5,878
Comprehensive income (loss) attributable to the Company	(461,104)				(419,051)					(902,353)	(649,672)	(311,720)
iHM [Member]
Revenue										0	0	0
Operating expenses:
Direct operating expenses										0	0	0
Selling, general and administrative expenses										0	0	0
Corporate expenses										0	0	0
Depreciation and amortization										0	0	0
Impairment charge										0	0	0
Other operating income (expense), net										0	0	0
Operating income (loss)										0	0	0
Interest (income) expense, net										0	0	0
Gain (loss) on marketable securities										0	0	0
Equity in earnings (loss) of nonconsolidated affiliates	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Gain (loss) on extinguishment of debt										0	0	0
Other income (expense), net										0	0	0
Income (loss) before income taxes	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Income tax benefit (expense)										0	0	0
Consolidated net income (loss)	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Less amount attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Company	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments										0	0	0
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities										0	0	0
Unrealized holding gain on cash flow derivatives										0	0	0
Other adjustments to comprehensive income (loss)										0	0	2
Reclassification adjustment for realized gain (loss) on securities included in net loss										0	0	0
Equity in subsidiary comprehensive income (loss)	(78,344)				4,154					(101,548)	(39,534)	107,179
Comprehensive income (loss)	(462,517)				(358,248)					(823,960)	(541,431)	(229,493)
Less amount attributable to noncontrolling interest										0	0	0
Comprehensive income (loss) attributable to the Company	(462,517)				(358,248)					(823,960)	(541,431)	(229,493)
Subsidiary Issuer [Member]
Revenue										0	0	0
Operating expenses:
Direct operating expenses										0	0	0
Selling, general and administrative expenses										0	0	0
Corporate expenses	2,694				2,688					10,496	10,819	10,829
Depreciation and amortization										0	0	0
Impairment charge										0	0	0
Other operating income (expense), net										0	0	0
Operating income (loss)	(2,694)				(2,688)					(10,496)	(10,819)	(10,829)
Interest (income) expense, net	370,114				365,228					1,459,461	1,396,249	1,307,703
Gain (loss) on marketable securities										0	0	(1)
Equity in earnings (loss) of nonconsolidated affiliates	(33,483)				(309)					458,156	439,900	492,819
Gain (loss) on extinguishment of debt	(2,201)				45,330					127,707	(87,868)	(33,652)
Other income (expense), net					(46)					(90)	(23,551)	(1)
Income (loss) before income taxes	(408,492)				(322,941)					(884,184)	(1,078,587)	(859,367)
Income tax benefit (expense)	24,319				(39,461)					161,772	576,690	522,693
Consolidated net income (loss)	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Less amount attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Company	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments										0	0	0
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities										0	0	0
Unrealized holding gain on cash flow derivatives										0	48,180	52,112
Other adjustments to comprehensive income (loss)					(8,181)					0	0	(2)
Reclassification adjustment for realized gain (loss) on securities included in net loss										(8,181)	0	0
Equity in subsidiary comprehensive income (loss)	(78,344)				12,335					(93,367)	(87,714)	55,069
Comprehensive income (loss)	(462,517)				(358,248)					(823,960)	(541,431)	(229,495)
Less amount attributable to noncontrolling interest										0	0	0
Comprehensive income (loss) attributable to the Company	(462,517)				(358,248)					(823,960)	(541,431)	(229,495)
Guarantor Subsidiaries [Member]
Revenue	727,465				705,354					3,348,477	3,287,967	3,288,779
Operating expenses:
Direct operating expenses	214,462				215,396					940,428	967,980	898,939
Selling, general and administrative expenses	288,874				281,311					1,130,445	1,092,683	1,079,482
Corporate expenses	45,841				39,320					178,941	178,296	166,546
Depreciation and amortization	76,041				75,779					303,299	326,185	328,633
Impairment charge										20,646	3,820	0
Other operating income (expense), net	(3,530)				(2,489)					32,772	11	(2,825)
Operating income (loss)	98,717				91,059					807,490	719,014	812,354
Interest (income) expense, net	16,800				13,005					52,210	39,991	23,143
Gain (loss) on marketable securities	579									0	170,133	(2,001)
Equity in earnings (loss) of nonconsolidated affiliates	(20,873)				(53,019)					73,080	(94,224)	(174,774)
Gain (loss) on extinguishment of debt					(48,366)					(181,078)	0	0
Other income (expense), net	21				614					(4,397)	25,534	3,960
Income (loss) before income taxes	61,644				(22,717)					642,885	780,466	616,396
Income tax benefit (expense)	(97,360)				13,707					(179,835)	(421,063)	(246,380)
Consolidated net income (loss)	(35,716)				(9,010)					463,050	359,403	370,016
Less amount attributable to noncontrolling interest	(2,233)				(8,701)					4,894	(768)	(10,613)
Net income (loss) attributable to the Company	(33,483)				(309)					458,156	360,171	380,629
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	13,850				(6,455)					20,569	15,380	(399)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities										3,924	15,390	25,676
Unrealized holding gain on cash flow derivatives										0	0	0
Other adjustments to comprehensive income (loss)										0	0	0
Reclassification adjustment for realized gain (loss) on securities included in net loss										0	(82,321)	0
Equity in subsidiary comprehensive income (loss)	(100,846)				10,543					(140,694)	(36,445)	33,967
Comprehensive income (loss)	(120,479)				3,779					341,955	272,175	439,873
Less amount attributable to noncontrolling interest	(8,652)				(66)					(14,653)	(282)	4,175
Comprehensive income (loss) attributable to the Company	(111,827)				3,845					356,608	272,457	435,698
Non-Guarantor Subsidiaries [Member]
Revenue	621,660				642,291					2,988,848	2,973,493	2,974,108
Operating expenses:
Direct operating expenses	365,628				384,183					1,607,507	1,604,236	1,613,571
Selling, general and administrative expenses	130,304				136,531					561,985	557,465	588,829
Corporate expenses	28,753				30,697					130,894	124,399	115,832
Depreciation and amortization	94,412				99,092					407,599	404,643	400,652
Impairment charge										3,530	13,150	37,651
Other operating income (expense), net	(5,444)				2,654					7,259	22,987	50,952
Operating income (loss)	(2,881)				(5,558)					284,592	292,587	268,525
Interest (income) expense, net	54,064				43,918					214,008	171,682	139,824
Gain (loss) on marketable securities					51,078					62,895	(18)	(2,578)
Equity in earnings (loss) of nonconsolidated affiliates	522				(13,237)					(8,889)	(77,410)	19,464
Gain (loss) on extinguishment of debt										0	0	(221,071)
Other income (expense), net	19,870				1,840					16,152	258	5,743
Income (loss) before income taxes	(36,553)				(9,795)					140,742	43,735	(69,741)
Income tax benefit (expense)	16,436				(42,634)					(40,426)	(33,810)	31,966
Consolidated net income (loss)	(20,117)				(52,429)					100,316	9,925	(37,775)
Less amount attributable to noncontrolling interest	565				501					26,709	24,134	23,902
Net income (loss) attributable to the Company	(20,682)				(52,930)					73,607	(14,209)	(61,677)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(96,009)				4,238					(142,447)	(48,381)	40,641
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	(1,384)				99					3,447	4,441	(8,151)
Unrealized holding gain on cash flow derivatives										0	0	0
Other adjustments to comprehensive income (loss)	(1,154)				11,490					(11,438)	6,732	1,135
Reclassification adjustment for realized gain (loss) on securities included in net loss										11,498	(1,431)	2,045
Equity in subsidiary comprehensive income (loss)										0	0	0
Comprehensive income (loss)	(119,229)				(37,103)					(65,333)	(52,848)	(26,007)
Less amount attributable to noncontrolling interest	2,299				(2,897)					(6,427)	(2,194)	1,703
Comprehensive income (loss) attributable to the Company	(121,528)				(34,206)					(58,906)	(50,654)	(27,710)
Consolidation, Eliminations [Member]
Revenue	(4,561)				(5,097)					(18,792)	(18,416)	(16,003)
Operating expenses:
Direct operating expenses	(1,571)				(1,891)					(6,985)	(7,196)	(7,981)
Selling, general and administrative expenses	(2,990)				(3,206)					(11,807)	(11,220)	(8,022)
Corporate expenses										0	0	0
Depreciation and amortization										0	0	0
Impairment charge										0	0	0
Other operating income (expense), net										0	0	0
Operating income (loss)										0	0	0
Interest (income) expense, net	793				8,963					15,917	41,529	78,353
Gain (loss) on marketable securities					(51,078)					(62,895)	(39,236)	0
Equity in earnings (loss) of nonconsolidated affiliates	438,338				415,641					190,649	155,935	17,722
Gain (loss) on extinguishment of debt					(880)					10,024	0	0
Other income (expense), net					(867)					(2,561)	(24,221)	(9,452)
Income (loss) before income taxes	437,545				353,853					119,300	50,949	(70,083)
Income tax benefit (expense)										0	0	0
Consolidated net income (loss)	437,545				353,853					119,300	50,949	(70,083)
Less amount attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Company	437,545				353,853					119,300	50,949	(70,083)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments										0	0	0
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	2,206				985					(7,044)	(3,255)	5,578
Unrealized holding gain on cash flow derivatives										0	0	0
Other adjustments to comprehensive income (loss)										0	0	0
Reclassification adjustment for realized gain (loss) on securities included in net loss										0	0	0
Equity in subsidiary comprehensive income (loss)	257,534				(27,032)					335,609	163,693	(196,215)
Comprehensive income (loss)	697,285				327,806					447,865	211,387	(260,720)
Less amount attributable to noncontrolling interest										0	0	0
Comprehensive income (loss) attributable to the Company	$ 697,285				$ 327,806					$ 447,865	$ 211,387	$ (260,720)